Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Changes in the carrying amount of goodwill
Balances at the beginning of the period	$ 30,285	$ 29,620
Acquired goodwill	46,633
Balances at the end of the period	76,918	30,285
Symtavision
Changes in the carrying amount of goodwill
Acquired goodwill		$ 665
Measurement period adjustment (Note 3)	(653)
Balances at the end of the period	12
Pelagicore
Changes in the carrying amount of goodwill
Acquired goodwill	4,734
Insys Group Inc.
Changes in the carrying amount of goodwill
Acquired goodwill	17,685
IntroPro
Changes in the carrying amount of goodwill
Acquired goodwill	24,456
SME - Science Management and Engineering AG
Changes in the carrying amount of goodwill
Acquired goodwill	$ 411